Advance To Suppliers (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Advance To Suppliers [Abstract]
Beginning balance	$ 4,112,915	$ 3,716,616
Increased during the period/year	14,727,258	31,168,473
Less: utilized during the period/year	(14,619,151)	(30,780,733)
Exchange rate difference	245,046	8,559
Ending balance	$ 4,466,068	$ 4,112,915